Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2025-12-27	12 Months Ended
Dec. 27, 2025 USD ($)
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Mar. 12, 2026
Aggregate Erroneous Compensation Amount	$ 1,284,549
Erroneous Compensation Analysis

On March 12, 2026, the Company filed its Form 10-K for the fiscal year ended December 27, 2025 in which the Company restated certain prior financial statements due to an overstatement of certain inventory amounts related to a single meat product manufacturing plant. After recalculating previously paid incentive awards giving effect to the restatement, the Compensation Committee determined that portions of previously paid incentives were overstated and therefore recoverable under the Company’s clawback policy.

As described in further detail below, based on the analysis under the Company’s clawback policy, the Company determined that the restatement resulted in excess amounts being paid in respect of incentive compensation received by the covered executive officers. The excess amounts paid to all covered executives were in an aggregate amount of $1,284,549.

As reflected in the accompanying table for the current NEOs, recoveries remain in progress and will be recovered through cancelling or offsetting against planned cash awards or request for reimbursement from executives no longer employed by the Company. No waivers or exceptions were granted during the year.

The Compensation Committee remains committed to applying the clawback policy consistently and ensuring that executive compensation outcomes align with accurate financial results and the Company’s expectations for ethical conduct.

Jonathan H Weis [member]
Erroneously Awarded Compensation Recovery
Name	Jonathan H. Weis - President & CEO
Michael T. Lockard [member]
Erroneously Awarded Compensation Recovery
Name	Michael T. Lockard - CFO
Jonathan H. Weis 2023 Non-Equity Incentive Plan [member]
Erroneously Awarded Compensation Recovery
Forgone Recovery due to Expense of Enforcement, Amount	$ 191,813.62
Michael T. Lockard 2023 Non-Equity Incentive Plan [member]
Erroneously Awarded Compensation Recovery
Forgone Recovery due to Expense of Enforcement, Amount	$ 32,445.31
Robert G. Gleeson [member]
Erroneously Awarded Compensation Recovery
Name	Robert G. Gleeson - COO
Michael T. Lockard 2024 Non-Equity Incentive Plan [member]
Erroneously Awarded Compensation Recovery
Forgone Recovery due to Expense of Enforcement, Amount	$ 69,635.43
Robert G. Gleeson 2023 Non-Equity Incentive Plan [member]
Erroneously Awarded Compensation Recovery
Forgone Recovery due to Expense of Enforcement, Amount	20,252.99
Jonathan H. Weis 2024 Non-Equity Incentive Plan [member]
Erroneously Awarded Compensation Recovery
Forgone Recovery due to Expense of Enforcement, Amount	306,849.77
Robert G. Gleeson 2024 Non-Equity Incentive Plan [member]
Erroneously Awarded Compensation Recovery
Forgone Recovery due to Expense of Enforcement, Amount	39,466.92
Michael T. Lockard Long Term Incentive Plan [member]
Erroneously Awarded Compensation Recovery
Forgone Recovery due to Expense of Enforcement, Amount	18,836.58
Robert G. Gleeson Long Term Incentive Plan [member]
Erroneously Awarded Compensation Recovery
Forgone Recovery due to Expense of Enforcement, Amount	$ 11,951.32
R. Gregory Zeh Jr. [member]
Erroneously Awarded Compensation Recovery
Name	R. Gregory Zeh Jr. - SVP
Jonathan H. Weis Chief Executive Officer Incentive Award Plan [member]
Erroneously Awarded Compensation Recovery
Forgone Recovery due to Expense of Enforcement, Amount	$ 161,348.71
R. Gregory Zeh Jr. 2023 Non-Equity Incentive Plan [member]
Erroneously Awarded Compensation Recovery
Forgone Recovery due to Expense of Enforcement, Amount	$ 23,631.79
James E. Marcil [member]
Erroneously Awarded Compensation Recovery
Name	James E. Marcil - SVP
R. Gregory Zeh Jr. 2024 Non-Equity Incentive Plan [member]
Erroneously Awarded Compensation Recovery
Forgone Recovery due to Expense of Enforcement, Amount	$ 41,307.88
James E. Marcil 2023 Non-Equity Incentive Plan [member]
Erroneously Awarded Compensation Recovery
Forgone Recovery due to Expense of Enforcement, Amount	20,576.77
James E. Marcil 2024 Non-Equity Incentive Plan [member]
Erroneously Awarded Compensation Recovery
Forgone Recovery due to Expense of Enforcement, Amount	39,440.8
James E. Marcil Long Term Incentive Plan [member]
Erroneously Awarded Compensation Recovery
Forgone Recovery due to Expense of Enforcement, Amount	11,973.24
R. Gregory Zeh Jr. Long Term Incentive Plan [member]
Erroneously Awarded Compensation Recovery
Forgone Recovery due to Expense of Enforcement, Amount	$ 13,604.69